UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      New Vernon Investment Management LLC

Address:   799 Central Avenue
           Suite 350
           Highland Park, IL 60035


Form 13F File Number: 28-14174


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Steven Shapiro
Title:  Managing Member
Phone:  (847) 926-5712

Signature,  Place,  and  Date  of  Signing:

/s/ Steven Shapiro                 Highland Park, IL                  8/3/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              47

Form 13F Information Table Value Total:  $      101,604
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

01    28-14173              New Vernon Capital Holdings II LLC
----  --------------------  ----------------------------------------------------



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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ALLIED WRLD ASSUR COM HLDG A SHS            H01531104    1,987    25,000 SH       DEFINED    01          25,000      0    0
ALLSTATE CORP                COM            020002101    1,193    34,000 SH       DEFINED    01          34,000      0    0
ALPHA NATURAL RESOURCES INC  COM            02076X102    2,613   300,000     CALL DEFINED    01         300,000      0    0
APACHE CORP                  COM            037411105    1,318    15,000 SH       DEFINED    01          15,000      0    0
ARES CAP CORP                COM            04010L103      319    20,000 SH       DEFINED    01          20,000      0    0
ASPEN INSURANCE HOLDINGS LTD SHS            G05384105    1,965    68,000 SH       DEFINED    01          68,000      0    0
BELO CORP                    COM SER A      080555105      290    45,000 SH       DEFINED    01          45,000      0    0
BITAUTO HLDGS LTD            SPONSORED ADS  091727107    3,540   865,610 SH       DEFINED    01         865,610      0    0
BLUEPHOENIX SOLUTIONS LTD    SHS NEW        M20157117      798   306,843 SH       DEFINED    01         306,843      0    0
BOFI HLDG INC                COM            05566U108      593    30,000 SH       DEFINED    01          30,000      0    0
BORGWARNER INC               COM            099724106      918    14,000 SH       DEFINED    01          14,000      0    0
CHEVRON CORP NEW             COM            166764100    1,234    11,700 SH       DEFINED    01          11,700      0    0
CHINA MOBILE LIMITED         SPONSORED ADR  16941M109    1,396    25,535 SH       DEFINED    01          25,535      0    0
CHINAEDU CORP                SPONS ADR      16945L107    8,908 1,497,136 SH       DEFINED    01       1,497,136      0    0
DRYSHIPS INC                 SHS            Y2109Q101      438   200,000     CALL DEFINED    01         200,000      0    0
EATON CORP                   COM            278058102    1,585    40,000 SH       DEFINED    01          40,000      0    0
EMAGIN CORP                  COM NEW        29076N206    2,952   955,200 SH       DEFINED    01         955,200      0    0
ENBRIDGE ENERGY PARTNERS L P COM            29250R106      969    31,500 SH       DEFINED    01          31,500      0    0
FLOTEK INDS INC DEL          COM            343389102    8,621   923,000 SH       DEFINED    01         923,000      0    0
GLOBAL GEOPHYSICAL SVCS INC  COM            37946S107      139    22,700 SH       DEFINED    01          22,700      0    0
HALLIBURTON CO               COM            406216101    1,675    59,000 SH       DEFINED    01          59,000      0    0
HARTFORD FINL SVCS GROUP INC COM            416515104    1,344    76,250 SH       DEFINED    01          76,250      0    0
ICICI BK LTD                 ADR            45104G104    2,139    66,000 SH       DEFINED    01          66,000      0    0
INTEL CORP                   COM            458140100    1,319    49,500 SH       DEFINED    01          49,500      0    0
IRELAND BK                   SPNSRD ADR NEW 46267Q202    2,723   450,000 SH       DEFINED    01         450,000      0    0
ISHARES TR                   HIGH YLD CORP  464288513   11,206   122,750 SH       DEFINED    01         122,750      0    0
JOHNSON CTLS INC             COM            478366107    1,386    50,000 SH       DEFINED    01          50,000      0    0
JOY GLOBAL INC               COM            481165108    1,135    20,000 SH       DEFINED    01          20,000      0    0
JPMORGAN CHASE & CO          COM            46625H100    1,429    40,000 SH       DEFINED    01          40,000      0    0
KINDER MORGAN INC DEL        COM            49456B101    1,047    32,500 SH       DEFINED    01          32,500      0    0
MBIA INC                     COM            55262C100    3,243   300,000     CALL DEFINED    01         300,000      0    0
METLIFE INC                  COM            59156R108    1,697    55,000 SH       DEFINED    01          55,000      0    0
MICROSOFT CORP               COM            594918104    1,314    42,950 SH       DEFINED    01          42,950      0    0
MORGAN STANLEY               COM NEW        617446448      624    42,800 SH       DEFINED    01          42,800      0    0
NEWCASTLE INVT CORP          COM            65105M108    1,577   228,604 SH       DEFINED    01         228,604      0    0
NOKIA CORP                   SPONSORED ADR  654902204      207   100,000 SH       DEFINED    01         100,000      0    0
NOVA MEASURING INSTRUMENTS L COM            M7516K103    4,558   522,686 SH       DEFINED    01         522,686      0    0
OCCIDENTAL PETE CORP DEL     COM            674599105    1,458    17,000 SH       DEFINED    01          17,000      0    0
PARTNERRE LTD                COM            G6852T105    1,092    14,425 SH       DEFINED    01          14,425      0    0
PLAINS ALL AMERN PIPELINE L  UNIT LTD PARTN 726503105    1,261    15,600 SH       DEFINED    01          15,600      0    0
PLATINUM UNDERWRITER HLDGS L COM            G7127P100    2,966    77,850 SH       DEFINED    01          77,850      0    0
PRUDENTIAL FINL INC          COM            744320102    1,676    34,600 SH       DEFINED    01          34,600      0    0
RED LION HOTELS CORP         COM            756764106    2,913   336,758 SH       DEFINED    01         336,758      0    0
TRAVELERS COMPANIES INC      COM            89417E109    3,968    62,155 SH       DEFINED    01          62,155      0    0
UNISYS CORP                  COM NEW        909214306    1,857    95,000 SH       DEFINED    01          95,000      0    0
VALIDUS HOLDINGS LTD         COM SHS        G9319H102    2,226    69,500 SH       DEFINED    01          69,500      0    0
XL GROUP PLC                 SHS            G98290102    1,788    85,000 SH       DEFINED    01          85,000      0    0
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